Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Dividends received	$ 0.0	$ 0.1	$ 0.3
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations	58.1	0.0	0.0
Interest received – environmental trust funds	4.9	4.4	1.2
Interest received – cash balances	41.2	17.4	23.4
Total investment income	53.3	28.7	24.9
Asanko
Disclosure of attribution of expenses by nature to their function [line items]
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations	$ 7.2	$ 6.8	$ 0.0